Quarterly Report
September 30, 2019
MFS®  Global Equity Series
MFS® Variable Insurance Trust

Portfolio of Investments
9/30/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.2%
Aerospace – 4.2%
Honeywell International, Inc.	8,357	$1,414,005
MTU Aero Engines Holding AG	1,713	455,195
United Technologies Corp.	4,421	603,555
		$2,472,755
Airlines – 1.2%
Aena S.A.	3,722	$681,542
Alcoholic Beverages – 5.7%
Ambev S.A.	40,768	$188,879
Carlsberg A.S., “B”	2,508	370,711
Diageo PLC	29,729	1,218,321
Heineken N.V.	5,000	540,397
Pernod Ricard S.A.	5,467	973,661
		$3,291,969
Apparel Manufacturers – 3.9%
Burberry Group PLC	11,813	$315,766
Compagnie Financiere Richemont S.A.	6,984	512,368
LVMH Moet Hennessy Louis Vuitton SE	3,617	1,437,578
		$2,265,712
Automotive – 0.8%
Aptiv PLC	3,388	$296,179
Harley-Davidson, Inc.	4,575	164,563
		$460,742
Broadcasting – 3.6%
Omnicom Group, Inc.	3,488	$273,111
Walt Disney Co.	9,369	1,220,968
WPP PLC	48,103	602,096
		$2,096,175
Brokerage & Asset Managers – 1.3%
Deutsche Boerse AG	1,700	$265,708
TD Ameritrade Holding Corp.	10,891	508,610
		$774,318
Business Services – 7.2%
Accenture PLC, “A”	7,966	$1,532,260
Adecco S.A.	4,855	268,617
Brenntag AG	5,967	288,766
Cognizant Technology Solutions Corp., “A”	9,279	559,199
Compass Group PLC	22,346	575,063
Equifax, Inc.	3,963	557,475
PayPal Holdings, Inc. (a)	3,773	390,845
		$4,172,225
Cable TV – 3.1%
Comcast Corp., “A”	39,949	$1,800,901
Chemicals – 2.6%
3M Co.	4,869	$800,463
PPG Industries, Inc.	5,935	703,357
		$1,503,820

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 2.7%
Check Point Software Technologies Ltd. (a)	6,240	$683,280
Oracle Corp.	15,756	867,053
		$1,550,333
Consumer Products – 5.2%
Colgate-Palmolive Co.	9,078	$667,324
Essity AB	41,106	1,199,684
Reckitt Benckiser Group PLC	14,511	1,131,896
		$2,998,904
Electrical Equipment – 3.8%
Amphenol Corp., “A”	3,241	$312,757
Legrand S.A.	8,088	577,240
Resideo Technologies, Inc. (a)	1,444	20,721
Schneider Electric SE	14,652	1,285,581
		$2,196,299
Electronics – 1.9%
Hoya Corp.	5,000	$407,815
Microchip Technology, Inc.	2,650	246,212
Samsung Electronics Co. Ltd.	10,886	444,148
		$1,098,175
Food & Beverages – 5.5%
Danone S.A.	11,450	$1,008,628
Kellogg Co.	7,622	490,476
Nestle S.A.	15,440	1,675,109
		$3,174,213
Gaming & Lodging – 0.9%
Marriott International, Inc., “A”	2,878	$357,937
Sands China Ltd.	20,000	91,316
Wynn Resorts Ltd.	848	92,195
		$541,448
Insurance – 1.2%
Aon PLC	3,601	$697,046
Internet – 0.8%
eBay, Inc.	12,766	$497,619
Machinery & Tools – 1.3%
Kubota Corp.	49,400	$751,382
Major Banks – 4.6%
Bank of New York Mellon Corp.	16,679	$754,058
Erste Group Bank AG	5,305	175,431
Goldman Sachs Group, Inc.	2,923	605,733
State Street Corp.	11,788	697,732
UBS Group AG	40,996	465,392
		$2,698,346
Medical Equipment – 15.4%
Abbott Laboratories	10,467	$875,774
Cooper Cos., Inc.	2,001	594,297
EssilorLuxottica	1,712	246,778
Medtronic PLC	16,787	1,823,404
Olympus Corp.	43,400	587,413
Sonova Holding AG	586	136,218

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Stryker Corp.	5,281	$1,142,280
Thermo Fisher Scientific, Inc.	6,272	1,826,845
Waters Corp. (a)	3,027	675,717
Zimmer Biomet Holdings, Inc.	7,599	1,043,115
		$8,951,841
Network & Telecom – 1.0%
Cisco Systems, Inc.	11,298	$558,234
Oil Services – 0.5%
National Oilwell Varco, Inc.	3,974	$84,249
NOW, Inc. (a)	2,360	27,069
Schlumberger Ltd.	5,736	195,999
		$307,317
Other Banks & Diversified Financials – 5.1%
American Express Co.	6,223	$736,056
Grupo Financiero Banorte S.A. de C.V.	27,306	146,769
Julius Baer Group Ltd.	5,263	233,185
Kasikornbank Co. Ltd.	18,600	95,478
Visa, Inc., “A”	10,274	1,767,231
		$2,978,719
Pharmaceuticals – 4.8%
Bayer AG	14,142	$997,137
Johnson & Johnson	1,583	204,808
Merck KGaA	4,716	531,240
Roche Holding AG	3,717	1,081,712
		$2,814,897
Railroad & Shipping – 4.3%
Canadian National Railway Co.	11,776	$1,058,191
Kansas City Southern Co.	9,047	1,203,342
Union Pacific Corp.	1,593	258,034
		$2,519,567
Restaurants – 0.5%
Whitbread PLC	5,625	$296,982
Specialty Chemicals – 4.4%
Akzo Nobel N.V.	8,203	$731,273
L'Air Liquide S.A.	4,227	601,703
Linde PLC	1,431	277,213
Linde PLC	4,831	937,268
		$2,547,457
Specialty Stores – 0.4%
Hermes International	185	$127,840
Sally Beauty Holdings, Inc. (a)	6,991	104,096
		$231,936
Trucking – 1.3%
United Parcel Service, Inc., “B”	6,216	$744,801
Total Common Stocks		$57,675,675

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 2.09% (v)	402,838	$402,838

Other Assets, Less Liabilities – 0.1%		66,633
Net Assets – 100.0%		$58,145,146
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $402,838 and $57,675,675, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$32,212,183	$—	$—	$32,212,183
France	6,259,010	—	—	6,259,010
Switzerland	4,372,601	—	—	4,372,601
United Kingdom	4,140,124	—	—	4,140,124
Germany	2,538,046	—	—	2,538,046
Japan	407,815	1,338,794	—	1,746,609
Netherlands	1,271,671	—	—	1,271,671
Sweden	1,199,684	—	—	1,199,684
Canada	1,058,191	—	—	1,058,191
Other Countries	2,342,091	535,465	—	2,877,556
Mutual Funds	402,838	—	—	402,838
Total	$56,204,254	$1,874,259	$—	$58,078,513
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$373,176	$9,620,090	$9,590,466	$38	$—	$402,838
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$6,553	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2019, are as follows:
United States	56.2%
France	10.8%
Switzerland	7.5%
United Kingdom	7.1%
Germany	4.4%
Japan	3.0%
Netherlands	2.2%
Sweden	2.1%
Canada	1.8%
Other Countries	4.9%